General information (Details) $ in Millions	Feb. 12, 2021 USD ($)	Dec. 31, 2020 USD ($) drilling_unit	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
General Information [Line Items]
Number of drilling units owned and operated | drilling_unit		11
Senior undersecured or impaired external debt		$ 2,727.1	$ 0.0
Cash, cash equivalents, and restricted cash		378.4	560.0	$ 841.6	$ 848.6
Unrestricted cash and cash equivalents		$ 362.0	$ 560.0
Subsequent Event
General Information [Line Items]
Secured debt equitized	$ 2,700.0